Related Party Agreements (Narrative) (Details)								3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2024 shares	Jan. 01, 2024 shares	Jan. 01, 2023 shares	Jan. 01, 2017 USD ($) shares	Jul. 26, 2016 USD ($) shares	Jul. 22, 2016	Mar. 13, 2015	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) shares
Related Party Agreements
Shares issued for services (in shares) | shares			187,134
Preferred stock voting rights multiplier					1.1
Proceeds from debt issuance												$ 0	$ 30,000,000
Research and development for licenses acquired												527,000	1,474,000
General and administrative								$ 1,400,000	$ 2,131,000	$ 4,358,000	$ 7,507,000	$ 9,686,000	$ 12,210,000
Unvested restricted stock awards
Related Party Agreements
Number of shares issued | shares												36,230	23,888
Class A Preferred Shares
Related Party Agreements
Shares issuable on conversion, per share converted | shares					1
Fortress Biotech, Inc
Related Party Agreements
Proceeds from related party debt					$ 2,000,000
Percentage of annual fees expense related to Management Services Agreement recorded in research and development expenses												50.00%
Percentage of annual fees expense related to Management Services Agreement recorded in general and administrative expenses												50.00%
Shares issued for services (in shares) | shares	353,086	353,086										66,003	13,131
Percentage of fully diluted equity		2.50%	2.50%									2.50%	2.50%
Expenses from related party transaction												$ 1,000,000	$ 500,000
Issuance of common shares (in shares) | shares													13,131
Founders agreement term					15 years
Agreement renewal term					1 year
Paid in kind dividend, period prior to payment date for measuring ownership					1 day
Equity fee, period for payment after financing												5 days
Equity fee payable in shares (as a percent)												(2.50%)
Cash fee (as a percent)												(4.50%)
Cash fee, period for payment												90 days
Change in control fee, multiplier | item												5
Change in control fee, measurement period												12 months
Change in control fee, specified rate component												4.50%
MSA agreement term							5 years
MSA agreement renewal term							5 years
Annual consulting fee												$ 500,000
Consulting fee when net assets exceed threshold												1,000,000
Net assets threshold												100,000,000
Stock dividend (as a percent)					2.50%
Research and development for licenses acquired												500,000	$ 1,100,000
Fortress Biotech, Inc | Class A Preferred Shares
Related Party Agreements
Percentage of fully diluted equity						2.50%
Number of shares issued in conversion | shares					250,000
Fortress Biotech, Inc | Common shares
Related Party Agreements
Number of shares issued in conversion | shares					7,000,000
License agreements
Related Party Agreements
Research and development for licenses acquired												527,000	1,474,000
Parent Company | Management Services Agreement (MSA) | Fortress Biotech, Inc
Related Party Agreements
Percentage of annual fees expense related to Management Services Agreement recorded in research and development expenses								50.00%	50.00%	50.00%	50.00%
Percentage of annual fees expense related to Management Services Agreement recorded in general and administrative expenses								50.00%	50.00%	50.00%	50.00%
Expenses from related party transaction								$ 100,000	$ 100,000	$ 400,000	$ 400,000
Parent Company | Founders Agreement | Fortress Biotech, Inc
Related Party Agreements
Shares issued for services (in shares) | shares										641,740
Percentage of fully diluted equity	2.50%	2.50%	2.50%			2.50%
Expenses from related party transaction								$ 29,000	$ 4,000	$ 200,000	$ 4,000
Research and development for licenses acquired												500,000	1,100,000
General and administrative												100,000	200,000
Director
Related Party Agreements
Expenses from related party transaction												100,000	100,000
Annual consulting fee												50,000
Value of shares granted as compensation												$ 50,000	$ 50,000
Director | Unvested restricted stock awards
Related Party Agreements
Number of shares issued | shares												7,246	4,777
Director | Maximum
Related Party Agreements
Value of shares granted as compensation												$ 50,000
Number of shares granted as compensation | shares												10,000
Chairman of the Board
Related Party Agreements
Expenses from related party transaction												$ 110,000	$ 110,000
Annual consulting fee				$ 60,000
Value of shares granted as compensation												$ 50,000	$ 50,000
Chairman of the Board | Unvested restricted stock awards
Related Party Agreements
Number of shares issued | shares												7,246	4,777
Chairman of the Board | Maximum
Related Party Agreements
Value of shares granted as compensation				$ 50,000
Number of shares granted as compensation | shares				10,000